FINANCIAL INSTRUMENTS (Details 18) - BRL (R$) R$ / shares in Units, R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Shareholder's equity (equity)	R$ 19,684,838	R$ 21,816,044	R$ 23,374,389	R$ 11,251,505
Capital Management [Member]
IfrsStatementLineItems [Line Items]
Shareholder's equity (equity)	19,684,838	21,907,929
Borrowings and Financing (Third-party capital)	R$ 44,859,075	R$ 40,918,742
Gross Debit/Shareholder's equity	R$ 2.28	R$ 1.87